Deposits	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
DEPOSITS

11. DEPOSITS

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2012	2011
Interest-bearing demand deposits	$1,215,548	$1,244,590
Non-interest-bearing demand deposits	535,635	527,796
Savings deposits	264,155	262,044
Time deposits under $100,000	323,768	376,369
Time deposits $100,000 or more	256,725	177,747
Brokered time deposits	117,393	79,431

Total	$2,713,224	$2,667,977

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS (1)

Years Ended December 31,	Amount
2013	$437,006
2014	90,465
2015	76,362
2016	32,013
2017	61,415
Thereafter	625

Total	$697,886

(1)	Amounts include brokered time deposits.

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2012	2011	2010
Savings deposits	$900	$1,412	$2,283
Time deposits	7,875	10,301	15,805
Interest-bearing demand deposits	4,778	7,024	10,692

Total	$13,553	$18,737	$28,780